Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL.
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

		Opening Balance 01-01-2019	Transfer Merger by Absorption	Foreign Currency Translation	Closing Balance 12/31/2019	Foreign Currency Translation	Closing Balance 12-31-2020
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	—	2,240,478	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	—	128,374,362	—	128,374,362
Enel Generación Chile S.A.	Generación Chile	731,782,459	24,860,356	—	756,642,815	—	756,642,815
GasAtacama Chile S.A.	Generación Chile	24,860,356	(24,860,356)	—	—	—	—
Almeyda Solar SpA	Enel Green Power Chile S.A.	20,146,823	—	1,673,580	21,820,403	(1,194,585)	20,625,818
Geotérmica del Norte	Enel Green Power Chile S.A.	75,646	—	6,284	81,930	(4,485)	77,445
Parque Eólico Talinay Oriente	Enel Green Power Chile S.A.	7,564,601	—	628,385	8,192,986	(448,535)	7,744,451
	Total	915,044,725	—	2,308,249	917,352,974	(1,647,605)	915,705,369